INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
	Software	Trademarks	Customer relationships	Technology	Others	Goodwill	Total
	USD thousands
Cost
Balance as of January 1, 2020	19,237	25,683	37,719	45,087	1,044	133,703	262,473
Exchange rate differences	-	529	567	73	47	1,280	2,496
Additions	4,858	-	-	-	-	-	4,858
Business combinations	-	10,427	10,054	1,658	1,068	17,878	41,085
Balance as of December 31, 2020	24,095	36,639	48,340	46,818	2,159	152,861	310,912
Exchange rate differences	(25)	(272)	(374)	(166)	(17)	(1,338)	(2,192)
Additions	4,966	-	-	-	-	-	4,966
Disposals	(5,084)	-	-	-	-	-	(5,084)
Business combinations (see Note 20)	735	-	-	6,540	-	5,189	12,464

Balance as of December 31, 2021	24,687	36,367	47,966	53,192	2,142	156,712	321,066

Amortization
Balance as of January 1, 2020	9,232	11,458	7,857	22,597	1,044	-	52,188
Exchange rate differences	-	202	285	(162)	70	-	395
Additions	5,214	8,976	9,053	9,598	988	-	33,829
Balance as of December 31, 2020	14,446	20,636	17,195	32,033	2,102	-	86,412
Exchange rate differences	(8)	(170)	(256)	(21)	(21)	-	(476)
Additions	5,522	9,320	9,142	7,949	61	-	31,994
Disposals	(5,084)	-	-	-	-	-	(5,084)

Balance as of December 31, 2021	14,876	29,786	26,081	39,961	2,142	-	112,846

Carrying amounts
As of December 31, 2020	9,649	16,003	31,145	14,785	57	152,861	224,500
As of December 31, 2021	9,811	6,581	21,885	13,231	-	156,712	208,220